Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	167,667,374	76,459,625
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	33,117,365	33,107,849	36,061,383
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	92,450,867	38,757,558	14,022,788
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,981,665	37,954,251
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	75,216,507	37,702,067	14,022,788
Convertible Preferred Stock | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	17,817,201	28,217,680
Convertible Preferred Stock | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	35,634,404
Warrants to purchase ordinary shares | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	873,370	1,488,819	1,858,467
Warrants to purchase ordinary shares | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	850,650	354,243
Warrants to purchase ordinary shares | Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	70,110,425	35,744,158
Share-based Payment Arrangement | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	16,067,720	12,239,441	5,985,236
Share-based Payment Arrangement | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0
Restricted Stock Units (RSUs) | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	16,176,275	1,562,388	0
Restricted Stock Units (RSUs) | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,131,015	1,965,604